UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Banta Asset Managment, LP
Address: 517 30th Street
         Newport Beach, CA 92663

Form 13F File Number: 28-12787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen M. Banta
Title: Partner
Phone: 949-673-9944

Signature, Place, and Date of Signing:

 /s/ Stephen M. Banta         Newport Beach, CA             11/05/2008
------------------------  ------------------------  --------------------------
      [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   55

FORM 13F INFORMATION TABLE VALUE TOTAL:   $87,150,000


LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                       BANTA ASSET MANAGEMENT                                              PAGE 1

                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 09/30/08

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA INC                      COM              013817101     1468    65035 SH       SOLE                    65035        0        0
AMERICAN EXPRESS CO            COM              025816109     3384    95510 SH       SOLE                    95510        0        0
AMERICAN INTL GROUP INC        COM              026874107     3059   918558 SH       SOLE                   918558        0        0
AMGEN INC                      COM              031162100      342     5770 SH       SOLE                     5770        0        0
APPLE COMPUTER INC             COM              037833100     3107    27337 SH       SOLE                    27337        0        0
BAC CAP TR V GTD CAP SEC 6.00  PREFERRED STOCKS 055184204      635    34825 SH       SOLE                    34825        0        0
BAC CAP TR X CAP SEC 6.25%     PREFERRED STOCKS 055189203      223    10725 SH       SOLE                    10725        0        0
BANK OF AMERICA CORPORATION    COM              060505104     2593    74097 SH       SOLE                    74097        0        0
BOEING CO                      COM              097023105     5599    97620 SH       SOLE                    97620        0        0
CATERPILLAR INC                COM              149123101     3025    50760 SH       SOLE                    50760        0        0
CBS CORP NEW SR NT 6.75%       PREFERRED STOCKS 124857400      327    20465 SH       SOLE                    20465        0        0
CITIGROUP CAP XI CAP TRUPS 6.0 PREFERRED STOCKS 17307Q205      410    30125 SH       SOLE                    30125        0        0
CITIGROUP CAP XIV TR PFD 6.875 PREFERRED STOCKS 17309E200      263    17840 SH       SOLE                    17840        0        0
CITIGROUP INC DEP SHS PFD AA   PREFERRED STOCKS 172967572      403    24400 SH       SOLE                    24400        0        0
CONOCOPHILLIPS                 COM              20825C104     1461    19940 SH       SOLE                    19940        0        0
COUNTRYWIDE CAP V GTD CAP SEC  PREFERRED STOCKS 222388209      259    32575 SH       SOLE                    32575        0        0
COVIDIEN LTD                   COM              G2552X108     2307    42905 SH       SOLE                    42905        0        0
CUMMINS ENGINE INC             COM              231021106     4351    99523 SH       SOLE                    99523        0        0
DIAMONDS TR UNIT SER 1         COM              252787106      299     2763 SH       SOLE                     2763        0        0
EXXON MOBIL CORP               COM              30231G102      527     6791 SH       SOLE                     6791        0        0
FREEPORT MCMORAN COPPER&GOLDCL COM              35671D857     3190    56107 SH       SOLE                    56107        0        0
GENERAL ELEC CAP CORP NT 2033  PREFERRED STOCKS 369622493      571    28575 SH       SOLE                    28575        0        0
GENERAL ELEC CO                COM              369604103     1384    54285 SH       SOLE                    54285        0        0
GENERAL MTRS CORP DEB SR CONV  PREFERRED STOCKS 370442733      192    21620 SH       SOLE                    21620        0        0
IBM                            COM              459200101     2236    19115 SH       SOLE                    19115        0        0
INGERSOLL-RAND COMPANY LTD CL  COM              G4776G101     2129    68293 SH       SOLE                    68293        0        0
JOHNSON & JOHNSON              COM              478160104      331     4780 SH       SOLE                     4780        0        0
JP MORGAN CHASE CAP XVI PFD TR PREFERRED STOCKS 481228203      514    25425 SH       SOLE                    25425        0        0
JP MORGAN CHASE & CO           COM              46625H100     2496    53455 SH       SOLE                    53455        0        0
MAGUIRE PPTYS INC              COM              559775101       66    11135 SH       SOLE                    11135        0        0
MCDERMOTT INTL INC             COM              580037109     2123    83095 SH       SOLE                    83095        0        0
MERRILL LYNCH CAP TR I GTD CAP PREFERRED STOCKS 590199204      301    21625 SH       SOLE                    21625        0        0
MERRILL LYNCH CAP TR II PFD GD PREFERRED STOCKS 59024T203      444    31175 SH       SOLE                    31175        0        0
MERRILL LYNCH & CO INC         COM              590188108     3485   137745 SH       SOLE                   137745        0        0
MERRILL LYNCH & CO INC PFD 1/1 PREFERRED STOCKS 59023V373      951    50095 SH       SOLE                    50095        0        0
NABORS INDUSTRIES LTD SHS      COM              G6359F103     1651    66250 SH       SOLE                    66250        0        0
NOKIA CORP SPONSORED ADR       COM              654902204     4839   259448 SH       SOLE                   259448        0        0
OPPENHEIMER STRATEGIC FDS TRIN MUTUAL FUNDS     68380K102       61    15481 SH       SOLE                    15481        0        0
PHILIP MORRIS INTL INC         COM              718172109      226     4690 SH       SOLE                     4690        0        0
PROCTER & GAMBLE COMPANY       COM              742718109     2533    36346 SH       SOLE                    36346        0        0
PUBLIC STORAGE INC PFD 1/1000  PREFERRED STOCKS 74460D448      610    36175 SH       SOLE                    36175        0        0
PUBLIC STORAGE INC PFD DP 1/10 PREFERRED STOCKS 74460D398      260    15315 SH       SOLE                    15315        0        0
PUBLIC STORAGE PFD K 1/1000    PREFERRED STOCKS 74460D273      200    10710 SH       SOLE                    10710        0        0
SPDR TR UNIT SER 1             COM              78462F103      203     1747 SH       SOLE                     1747        0        0
TEREX CORP NEW                 COM              880779103     2651    86875 SH       SOLE                    86875        0        0
TEXTRON INC                    COM              883203101     2595    88625 SH       SOLE                    88625        0        0
UNITED STATES CELLULAR CORP SR PREFERRED STOCKS 911684306      523    29910 SH       SOLE                    29910        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     5648    94031 SH       SOLE                    94031        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     2295    90375 SH       SOLE                    90375        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     2792    92135 SH       SOLE                    92135        0        0
VERIZON COMMUNICATIONS         COM              92343V104     1711    53328 SH       SOLE                    53328        0        0
VIACOM INC NEW NT SR 55 6.85%  PREFERRED STOCKS 92553P300     1204    67290 SH       SOLE                    67290        0        0
VULCAN MATLS CO                COM              929160109     1780    23890 SH       SOLE                    23890        0        0
WELLS FARGO CAP VII TRUPS 5.85 PREFERRED STOCKS 94979B204      699    38525 SH       SOLE                    38525        0        0
ZIMMER HLDGS INC               COM              98956P102      214     3310 SH       SOLE                     3310        0        0
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